Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
OPERATING ACTIVITIES
Net income (loss)	$ (213.0)	$ 744.5
Non-cash and non-operating items:
Depreciation expense	427.6	391.7
Income tax expense (recovery)	(1.0)	209.6
Foreign exchange loss on long-term debt	209.1	10.2
Interest expense and transaction costs	184.4	197.3
Impairment charge	193.4	116.3
Other	24.7	16.5
Cash flows generated from operations before changes in working capital	825.2	1,686.1
Changes in working capital:
Decrease in trade and other receivables	17.6	3.7
Decrease in inventories	268.8	122.6
Increase in other assets	(31.4)	(18.6)
Decrease in trade payables and accruals	(215.2)	(96.1)
Decrease in other financial liabilities	(0.9)	(6.2)
Increase in provisions	31.0	250.9
Decrease in other liabilities	(7.7)	(28.1)
Cash flows generated from operations	887.4	1,914.3
Income taxes paid, net of refunds	(147.3)	(256.2)
Net cash flows generated from operating activities	740.1	1,658.1
INVESTING ACTIVITIES
Additions to property, plant and equipment	(396.6)	(548.4)
Additions to intangible assets	(29.8)	(37.4)
Other	0.9	10.9
Net cash flows used in investing activities	(425.5)	(574.9)
FINANCING ACTIVITIES
Decrease in bank overdraft	0.0	(29.0)
Issuance of long-term debt	3.6	3.3
Long-term debt amendment fees	0.0	(10.9)
Repayment of long-term debt	(59.7)	(58.2)
Repayment of lease liabilities	(52.4)	(48.6)
Interest paid	(177.8)	(167.6)
Issuance of subordinate voting shares	14.2	18.2
Repurchase of subordinate voting shares	(215.1)	(446.2)
Dividends paid	(61.9)	(55.6)
Other	(4.0)	(2.2)
Net cash flows used in financing activities	(553.1)	(796.8)
Effect of exchange rate changes on cash and cash equivalents	(73.3)	3.1
Net increase (decrease) in cash and cash equivalents	(311.8)	289.5
Cash and cash equivalents at the beginning of year	491.8	202.3
Cash and cash equivalents at the end of year	$ 180.0	$ 491.8